LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
LOAN RECEIVABLE, NET
Schedule of loan receivables

	December 31,	December 31,
	2020	2021
Loan receivables	596,747	289,705
Less: Allowance for doubtful accounts	(320,944)	(29,481)
Less: Adpotion of new accounting standard in 2020	(8,420)	—
Total	267,383	260,224

Summary of aging of loans

	1 - 89 days	90 days or	Total past
	past due	more past due	due	Current	Total loans
December 31, 2020	—	29,500	29,500	567,247	596,747
December 31, 2021	—	23,000	23,000	266,705	289,705